Other Payables and Accruals - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Payables And Accruals [Abstract]
Other payables due to related parties	$ 3,736,000	$ 1,544,000